Share Capital - Summary of Non-Vested Options (Detail)	12 Months Ended
	Dec. 31, 2017 CAD Options	Dec. 31, 2016 CAD Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options, beginning of the year | Options	3,655,020
Number of share subject to options, Granted	1,229,689	995,904
Share options, end of the year | Options	4,426,237	3,655,020
Weighted average grant date fair value, Granted	CAD 5.03	CAD 5.22
Non-vested options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options, beginning of the year	1,826,629
Number of share subject to options, Granted	1,229,689
Number of share subject to options, Vested	(852,874)
Number of share subject to options, Forfeited	(64,124)
Share options, end of the year	2,139,320	1,826,629
Weighted average grant date fair value, Granted	CAD 5.03
Weighted average grant date fair value, Vested	5.98
Weighted average grant date fair value, Forfeited	5.46
Weighted average grant date fair value, Non-vested share options	CAD 5.28	CAD 5.78